Interest Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Interest and Other Income [Abstract]
Summary of Interest Income Net

	Year Ended December 31,
	2021	2022	2023
	(in US$ thousands)
Interest income	$8,353	$9,636	$18,836
Less: Interest expense	—	—	(35)
Add: Interest capitalization	—	—	15
Interest income, net	$8,353	$9,636	$18,816